Net Income (loss) per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (numerator):
Net income from continuing operations	$ 237,001,456	$ 161,789,846	$ 103,186,528
Less: Net (income) loss from continuing operations attributable to Noncontrolling Interests	2,296,124	1,290,002	(1,549,654)
Net income from continuing operations attributable to Focus Media Holding Limited Shareholders	239,297,580	163,079,848	101,636,874
Net income (loss) from discontinued operations	(1,064,664)	(977,591)	83,077,575
Less: Net (income) loss from discontinuing operations attributable to Noncontrolling Interests	(155,060)	574,781	(440,972)
Net income (loss) from discontinuing operations attributable to Focus Media Holding Limited Shareholders	(1,219,724)	(402,810)	82,636,603
Net income attributable to Focus Media Holding Limited Shareholders	$ 238,077,856	$ 162,677,038	$ 184,273,477
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic income per share	644,285,250	671,401,000	707,846,570
Plus incremental weighted average ordinary shares from assumed conversions of stock options and restricted shares using treasury stock method	22,203,926	22,570,258	23,811,695
Weighted average ordinary shares outstanding used in computing diluted income per share	666,489,176	693,971,258	731,658,265
Income (loss) per share from continuing operations - basic	$ 0.37	$ 0.24	$ 0.15
Income (loss) per share from continuing operations - diluted	$ 0.36	$ 0.23	$ 0.14
Income (loss) per share from discontinued operations - basic			$ 0.12
Income (loss) per share from discontinued operations - diluted			$ 0.11
Income per share - basic	$ 0.37	$ 0.24	$ 0.26
Income per share - diluted	$ 0.36	$ 0.23	$ 0.25